Redeemable Convertible Preferred Stock and Warrants - Series A Redeemable Convertible Preferred Stock (Series A Preferred) - Additional Information (Detail) - USD ($)		12 Months Ended
	Jun. 23, 2008	Dec. 31, 2014	Dec. 31, 2009	Sep. 30, 2015	May. 30, 2015	Apr. 30, 2015	May. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Jul. 15, 2011	Jun. 18, 2008
Temporary Equity [Line Items]
Common and preferred stock, shares authorized											75,000,000
Common stock, shares authorized		140,000,000		250,000,000	140,000,000	250,000,000	140,000,000	85,000,000		85,000,000	50,000,000
Common stock, par value		$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0000		$ 0	$ 0
Redeemable convertible preferred stock, shares authorized		109,483,000				10,000,000					25,000,000
Redeemable convertible preferred stock, par value						$ 0.0001					$ 0
Conversion of stock, shares		5,332,348
Private Placement
Temporary Equity [Line Items]
Issuance of warrants to purchase shares of common stock		554,454							595,920
Series A Redeemable Convertible Preferred Stock
Temporary Equity [Line Items]
Redeemable convertible preferred stock, shares authorized		9,705,000		0				10,000,000			10,000,000
Redeemable convertible preferred stock, par value		$ 0.0001		$ 0.0001				$ 0.0001
Issuance of shares, per share amount		$ 0.40
Gross proceeds of private placement offering	$ 3,000,000
Net proceeds from private placement	$ 2,596,243
Conversion of stock, shares		0	2,204,215
Series A Redeemable Convertible Preferred Stock | Private Placement
Temporary Equity [Line Items]
Issuance of shares	7,500,000
Issuance of shares, per share amount	$ 0.40
Issuance of warrants to purchase shares of common stock	99,929
Issuance of warrants to purchase shares of common stock, per share	$ 3.90
Deferred offering costs	$ 403,757